FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Selling and marketing	$ (559)	$ (1,411)	$ (1,978)
General and administrative	(2,731)	(5,483)	(7,871)
Total operating expenses	(3,325)	(6,929)	(10,214)
Other (loss) income, net	4,186	4,909	581
Parent Company | Reportable Legal Entities
Operating expenses
Selling and marketing	0	0	0
General and administrative	(531)	(1,231)	(566)
Total operating expenses	(531)	(1,231)	(566)
Other (loss) income, net	8	41	(11)
Investment income (loss) in subsidiaries	(51)	(12,145)	(16,758)
Net income (loss) attributable to holders of ordinary shares	$ (574)	$ (13,335)	$ (17,335)